NOTE 4 - SIGNIFICANT ACCOUNTING POLICIES - Income tax provisions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Federal income taxes at statutory rate	34.00%	34.00%
State income tax, net of federal benefit	(8.70%)	(8.70%)
Permanent differences	$ 0	$ 0
Valuation allowance	42.70%	42.70%